SHAREHOLDERS' EQUITY (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Aug. 31, 2019
Shareholders' Equity [Abstract]
Shares repurchased (in shares)		1,470,353	417,341	1,667,945
Average price per share repurchased (in dollars per share)		$ 16.53	$ 15.57	$ 16.18
Repurchase of shares before commissions and fees		$ 24,300,000	$ 6,500,000	$ 27,000,000.0
Dividends declared and paid	$ 0	$ 0	0	$ 0
August 2019 Repurchase Program [Member]
Shareholders' Equity [Abstract]
Approved share repurchase program					$ 50,000,000.0
Remaining amount authorized	$ 43,500,000		$ 43,500,000